Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net earnings (loss)	$ (114,869)	$ (54,634)	$ (145,312)	$ (49,631)	$ 90,726	$ 81,425	$ 68,418	$ 73,993	$ 75,773	$ 53,605	$ 52,713	$ 149,843	$ 190,938	$ 256,084	$ 228,702
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(5,841)	(9,940)	(3,184)			1,914						9,778	1,836	(2,923)	3,822
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0			(1,100)						(1,460)	(1,627)	(1,780)	(4,133)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0			451						1,113	2,717	6,185	7,244
Total comprehensive income (loss)	$ (120,710)	$ (64,574)	$ (148,496)			$ 82,690						$ 159,274	$ 193,864	$ 257,566	$ 235,635